Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Company Selected Measure Name	Strategic Revenue
Named Executive Officers, Footnote [Text Block]	Mr. Rosica was the PEO for all three years disclosed.In 2022, the other NEOs were Mr. Gayron, Mr. Cordiner, Mr. Riley, Mr. Claman, and Mr. Ruzicka. In 2021, the other NEOs were Mr. Gayron, Mr. Cordiner, Mr. Riley, and Mr. Lior Netzer. In 2020, the other NEOs were Mr. Gayron, Mr. Cordiner, Mr. Claman, Mr. Ruzicka, and Mr. Jason Duva.
PEO Total Compensation Amount	$ 3,150,569	$ 3,630,392	$ 3,080,478
PEO Actually Paid Compensation Amount	$ 1,196,856	12,626,949	8,322,268
Adjustment To PEO Compensation, Footnote [Text Block]	The SEC's "Pay versus Performance" rules require specific adjustments to previously disclosed Summary Compensation Table totals to determine “compensation actually paid”, as reported in the “Pay versus Performance” table above. The Pay Versus Performance table above and the valuation adjustments integrated therein do not show value actually realized, and instead show only value that could potentially have been realized at a specific point in time. The adjustments noted in the table below were made to Summary Compensation Table totals for Mr. Rosica for each year to determine the compensation actually paid.

Year	Summary Compensation Table Total for PEO	Deduct Value of Equity Awards (a)	Add Value of Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$3,150,569	$2,414,377	$460,664	$1,196,856
2021	$3,630,392	$2,384,476	$11,381,033	$12,626,949
2020	$3,080,478	$2,037,631	$7,279,421	$8,322,268
For each applicable year, the adjustments to equity awards require the addition (or subtraction, as applicable) of the following: (i) the fair value at year-end of any awards granted in the applicable year still outstanding and unvested at the end of that year; (ii) the amount of change in fair value from the end of the prior year to the end of the applicable year of any awards granted in prior years that are still outstanding and unvested; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount of change in fair value from the end of the prior year to the vesting date; and (v) for awards granted in prior years that fail to meet their vesting conditions during the applicable year, a deduction of the fair value at the end of the prior fiscal year. Time-based RSUs are fair valued using the closing stock price as of any given valuation date. Performance-based RSUs are fair valued using a "Monte Carlo" simulation.
The amounts deducted or added in calculating the average equity award adjustments, consistent with those described in footnote 2 above, are as follows:

Year	Year End Value of Current Year Equity Awards	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Value as of Vesting Date for Current Year Awards That Vested in the Year	Change in Value as of Vesting Date for Prior Year Awards that Vested in the Year	Value as of Prior Year End of Equity Awards Forfeited in the Year	Total Equity Award Adjustments
2022	$1,992,269	$(837,576)	N/A	$(694,029)	N/A	$460,664
2021	$3,925,808	$4,255,547	N/A	$3,199,678	N/A	$11,381,033
2020	$5,840,057	$1,739,193	N/A	$(299,828)	N/A	$7,279,421

Non-PEO NEO Average Total Compensation Amount	$ 1,355,814	1,438,266	1,243,429
Non-PEO NEO Average Compensation Actually Paid Amount	$ 297,350	3,971,959	2,272,161
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents compensation actually paid for NEOs other than Mr. Rosica. The amounts shown and the valuation adjustments integrated therein do not show value actually realized, and instead show only value that could potentially have been realized at a specific point in time. Non-PEO NEO Compensation Actually Paid is heavily impacted by the departures of Mr. Ruzicka in 2022 and Mr. Duva in 2020, and related forfeitures of equity awards. In accordance with SEC rules, the adjustments noted in the table below were made to Summary Compensation Table totals for the Non-PEO NEOs for each year to determine the compensation actually paid to the Non-PEO NEOs, using the same methodology described in footnote 2 above:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Value of Equity Awards	Add Value of Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,355,814	$879,239	$(179,225)	$297,350
2021	$1,438,266	$794,810	$3,328,503	$3,971,959
2020	$1,243,429	$706,390	$1,735,121	$2,272,161
The amounts deducted or added in calculating the average equity award adjustments, consistent with those described in footnote 2 above, are as follows:

Year	Year End Value of Current Year Equity Awards	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Value as of Vesting Date for Current Year Awards That Vested in the Year	Change in Value as of Vesting Date for Prior Year Awards that Vested in the Year	Value as of Prior Year End of Equity Awards Forfeited in the Year	Total Equity Award Adjustments Averages (i)
2022	$3,010,438	$(955,203)	N/A	$(1,374,468)	$(1,576,890)	$(179,225)
2021	$4,831,187	$5,692,740	N/A	$2,790,084	$—	$3,328,503
2020	$7,371,654	$2,627,055	N/A	$(472,303)	$(850,800)	$1,735,121

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below reflects the relationship between Compensation Actually Paid to the PEO, the average compensation actually paid to the Non-PEO NEOs, and TSR, both for the Company and for the Company's peer group for the three years ended December 31, 2022, 2021, and 2020.

Compensation Actually Paid vs. Net Income [Text Block]
The chart below reflects the relationship between Compensation Actually Paid to the PEO, the average compensation actually paid to the Non-PEO NEOs, and the Company's Net Income for the three years ended December 31, 2022, 2021, and 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The chart below reflects the relationship between Compensation Actually Paid to the PEO, the average compensation actually paid to the Non-PEO NEOs, and the Company's Strategic Revenue for the three years ended December 31, 2022, 2021, and 2020.

Tabular List [Table Text Block]	The Company considers the following financial performance measure, in no particular order, to be the most important used to link compensation actually paid to NEOs, for 2022, to the Company's performance: Strategic Revenue, Free Cash Flow, Adjusted EBITDA, (each as defined under "Annual Performance-Based Cash Awards.") and Contribution Margin. The Company considers these metrics to be the most important metrics for this purpose because they are directly linked to non-equity incentive compensation for NEOs, which, second to the impact of equity incentive compensation linked to the Company's TSR relative to the Russel 2000 index, has the most significant variable impact on NEO compensation.
Total Shareholder Return Amount	$ 310	380	185
Peer Group Total Shareholder Return Amount	146	205	139
Net Income (Loss)	$ 55,241,000	$ 41,388,000	$ 11,062,000
Company Selected Measure Amount	261,175,000	230,854,000	197,006,000
PEO Name	Mr. Rosica
Additional 402(v) Disclosure [Text Block]	The following table sets forth the compensation actually paid to the Company's principal executive officer, or "PEO", Mr. Rosica, the average compensation actually paid to the NEOs other than Mr. Rosica, and several measures of the company’s financial performance, in each case over a three-year period. The Company's PEO and Non-PEO NEOs receive both time-based RSU awards and performance-based RSU awards. For additional information see "Elements of Executive Compensation" above.Represents the grant date fair value of equity-based awards, as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.Averages computed by dividing the sum of all fields by the number of Non-PEO NEOs applicable in each year: 5 Non-PEO NEOs in 2022, 4 Non-PEO NEOs in 2021, and 5 Non-PEO NEOs in 2020.TSR is determined based on the value of an initial fixed investment of $100 in the Company's common stock on December 31, 2019, assuming the reinvestment of any dividends. The Company has not declared or paid any dividends. The Peer Group Total Shareholder Return, or "TSR" represents TSR of the Company's peer group using the same peer group included in the Company's stock performance graph in Item 5 of its annual report on Form 10-K for Fiscal Year 2022. The peer group was composed of: 3D Systems Corporation, A10 Networks Inc., Altair Engineering, Inc., Benefitfocus Inc., Box, Inc., Brightcove Inc., Calamp Corporation, Calix, Inc., Harmonic, Inc., IMAX Corporation, Edgio Inc., Microstrategy Inc., OneSpan Inc., Progress Software Corporation, Ribbon Communications Inc., and Shutterstock, Inc.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Revenue
Non-GAAP Measure Description [Text Block]	Strategic Revenue is defined as subscription and maintenance revenue as reported in our Form 10-K, except measured at constant currency.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,414,377	$ 2,384,476	$ 2,037,631
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,664	11,381,033	7,279,421
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,992,269	3,925,808	5,840,057
PEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(837,576)	4,255,547	1,739,193
PEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(694,029)	3,199,678	(299,828)
Non-PEO NEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	879,239	794,810	706,390
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(179,225)	3,328,503	1,735,121
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,010,438	4,831,187	7,371,654
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(955,203)	5,692,740	2,627,055
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,374,468)	2,790,084	(472,303)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,576,890)	$ 0	$ (850,800)